TAXATION (Summary of Amounts and Expiration Dates of Operating Loss Carryforward) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 1,440,528
2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 374,479
Operating loss carryforward expiration years	2018
2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 210,296
Operating loss carryforward expiration years	2019
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 85,336
Operating loss carryforward expiration years	2020
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 62,867
Operating loss carryforward expiration years	2021
2022 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 707,550
Operating loss carryforward expiration years	2022 and thereafter